VANECK SOCIAL SENTIMENT ETF

SCHEDULE OF INVESTMENTS

December 31, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.0%
Automobiles & Components: 6.9%
Ford Motor Co.	63,040	$733,155
Lucid Group, Inc. * †	194,463	1,328,182
Rivian Automotive, Inc. * †	15,833	291,802
Tesla, Inc. *	9,732	1,198,788
		3,551,927
Banks: 4.6%
Bank of America Corp.	18,769	621,629
Citigroup, Inc.	11,806	533,985
JPMorgan Chase & Co.	3,836	514,408
NU Holdings Ltd. * †	102,762	418,241
Wells Fargo & Co.	7,634	315,208
		2,403,471
Capital Goods: 4.5%
Boeing Co. *	4,769	908,447
Caterpillar, Inc.	1,285	307,835
Deere & Co.	645	276,550
General Electric Co.	3,921	328,541
Plug Power, Inc. * †	45,072	557,541
		2,378,914
Consumer Durables & Apparel: 0.7%
NIKE, Inc.	2,939	343,892
Consumer Services: 5.0%
Airbnb, Inc. *	3,575	305,663
Carnival Corp. *	114,069	919,396
DraftKings, Inc. * †	72,896	830,285
Starbucks Corp.	5,186	514,451
		2,569,795
Diversified Financials: 6.7%
Blackstone, Inc.	4,888	362,641
Coinbase Global, Inc. *	39,428	1,395,357
Goldman Sachs Group, Inc.	1,409	483,822
Morgan Stanley	6,172	524,743
Robinhood Markets, Inc. *	87,176	709,613
		3,476,176
Energy: 4.5%
Devon Energy Corp.	4,343	267,138
Exxon Mobil Corp.	7,787	858,906
Occidental Petroleum Corp.	11,896	749,329
Schlumberger Ltd.	8,356	446,712
		2,322,085
Food & Staples Retailing: 3.0%
Costco Wholesale Corp.	1,225	559,213
Walmart, Inc.	7,396	1,048,678
		1,607,891
Health Care Equipment & Services: 0.6%
Medtronic Plc	3,801	295,414
Media & Entertainment: 17.8%
Activision Blizzard, Inc.	4,348	332,839
Alphabet, Inc. *	17,454	1,539,966
Meta Platforms, Inc. *	14,635	1,761,177
Netflix, Inc. *	4,406	1,299,241
Paramount Global	61,152	1,032,246
Pinterest, Inc. *	11,814	286,844
Roblox Corp. *	18,448	525,030
Roku, Inc. *	9,545	388,482
Snap, Inc. *	72,375	647,756
	Number of Shares	Value
Media & Entertainment (continued)
Walt Disney Co. *	18,238	$1,584,518
		9,398,099
Pharmaceuticals, Biotechnology & Life Sciences: 4.4%
AbbVie, Inc.	1,721	278,131
Agilent Technologies, Inc.	5,524	826,667
Merck & Co., Inc.	3,034	336,622
Moderna, Inc. *	2,177	391,033
Pfizer, Inc.	9,559	489,803
		2,322,256
Retailing: 8.5%
Amazon.com, Inc. *	18,683	1,569,372
Best Buy Co., Inc.	3,818	306,242
GameStop Corp. *	68,090	1,256,941
Target Corp.	5,879	876,206
The Home Depot, Inc.	1,297	409,670
		4,418,431
Semiconductors & Semiconductor Equipment: 9.0%
Advanced Micro Devices, Inc. *	23,953	1,551,436
Enphase Energy, Inc. *	2,499	662,135
Intel Corp.	21,587	570,544
Micron Technology, Inc.	7,916	395,642
NVIDIA Corp.	9,831	1,436,702
		4,616,459
Software & Services: 16.1%
Block, Inc. *	8,459	531,564
Crowdstrike Holdings, Inc. *	6,552	689,860
International Business Machines Corp.	1,781	250,925
Microsoft Corp.	4,756	1,140,584
MongoDB, Inc. *	1,591	313,172
Palantir Technologies, Inc. *	166,842	1,071,126
Palo Alto Networks, Inc. *	2,068	288,569
PayPal Holdings, Inc. *	9,484	675,450
Salesforce.com, Inc. *	5,108	677,270
Shopify, Inc. *	26,819	930,887
Snowflake, Inc. *	5,750	825,355
Visa, Inc.	1,715	356,308
Zoom Video Communications, Inc. *	8,140	551,404
		8,302,474
Technology Hardware & Equipment: 4.0%
Apple, Inc.	11,833	1,537,462
Cisco Systems, Inc.	10,774	513,273
		2,050,735
Telecommunication Services: 2.1%
AT&T, Inc.	29,666	546,151
Verizon Communications, Inc.	12,709	500,735
		1,046,886
Transportation: 1.6%
American Airlines Group, Inc. *	31,593	401,863
Uber Technologies, Inc. *	17,173	424,688
		826,551
Total Common Stocks (Cost: $61,747,592)		51,931,456

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VANECK SOCIAL SENTIMENT ETF

SCHEDULE OF INVESTMENTS

(continued)

	Number of Shares	Value
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 3.5%
Money Market Fund: 3.5%
	Number of Shares	Value
(Cost: $1,833,103)
State Street Navigator Securities Lending Government Money Market Portfolio	1,833,103	$1,833,103
Total Investments: 103.5% (Cost: $63,580,695)		53,764,559
Liabilities in excess of other assets: (3.5)%		(1,809,632)
NET ASSETS: 100.0%		$51,954,927

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $3,166,799.
*	Non-income producing

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Information Technology	28.8%	$14,969,668
Consumer Discretionary	20.9	10,884,046
Communication Services	20.1	10,444,984
Financials	11.3	5,879,648
Industrials	6.2	3,205,464
Health Care	5.1	2,617,670
Energy	4.5	2,322,085
Consumer Staples	3.1	1,607,891
	100.0%	$51,931,456
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